Cover	Apr. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 10, 2026
Entity File Number	000-55912
Entity Registrant Name	ROYALE ENERGY, INC.
Entity Central Index Key	0001694617
Entity Tax Identification Number	81-4596368
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1530 Hilton Head Road
Entity Address, Address Line Two	Suite 205
Entity Address, City or Town	El Cajon
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92021
City Area Code	619
Local Phone Number	383-6600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false